Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 2,793		$ 2,763
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	15		303
Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,710		1,345
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,035		1,054
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	33		61
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	372		855
Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	15		303
Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	353		484
Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	4		36
Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			32
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	2,296		1,875
Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,357		861
Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	906		985
Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	33		29
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	125		33
Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	125		33
U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	346		345
U.S. government bonds [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	336		345
U.S. government bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	10
U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	534		323
U.S. corporate bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	534		323
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	682		483
Non-U.S. government bonds [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	17		101
Non-U.S. government bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	665		382
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	116		110
Non-U.S. corporate bonds [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			1
Non-U.S. corporate bonds [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	116		109
Mortgage backed securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1		9
Mortgage backed securities [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1		9
Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	31		75
Other Fixed Income Securities [Member] | Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			37
Other Fixed Income Securities [Member] | Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	31		38
Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	556	[1]	708	[1]
Mutual funds [Member] | Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	556	[1]	708	[1]
Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	125		34
Insurance contracts [Member] | Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			1
Insurance contracts [Member] | Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	125		33		29
Derivatives-credit contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	4		14
Derivatives-credit contracts [Member] | Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	4
Derivatives-credit contracts [Member] | Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			14
Real Estate [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			35
Real Estate [Member] | Level 1 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			35
Other [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	350	[2]	263	[3]
Other [Member] | Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	350	[2]	263	[3]
US [Member] | Equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			113
US [Member] | Equities-Large cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			113
US [Member] | Equities-Mid cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			36
US [Member] | Equities-Mid cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			36
US [Member] | Equities-Small cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			45
US [Member] | Equities-Small cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			45
Non-US [Member] | Equities-Large cap [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	15		109
Non-US [Member] | Equities-Large cap [Member] | Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 15		$ 109

[1]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
[2]	This category includes one commingle fund, which invests in both U.S. and non-U.S. equity securities.
[3]	This category includes primarily commingled funds, which invest in equities.